Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 7,984	$ 4,004
Cash Flows	(1,037)	(1,565)
Non-cash changes, Acquisition	7,963	7,412
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	(1,315)
Non-cash changes, Accretion	15	3
Non-cash changes, Foreign exchange movements and change in estimates	33	(390)
Ending balance	14,958	8,149
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	717	1,237
Cash Flows	0	(610)
Non-cash changes, Acquisition	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Accretion	15	0
Non-cash changes, Foreign exchange movements and change in estimates	(165)	47
Ending balance	567	674
Convertible Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		1,312
Cash Flows		0
Non-cash changes, Acquisition		0
Non-cash changes, Debt forgiven/ Settlement/ Disposal		(1,315)
Non-cash changes, Accretion		3
Non-cash changes, Foreign exchange movements and change in estimates		0
Ending balance		0
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	7,267	1,455
Cash Flows	(1,037)	(955)
Non-cash changes, Acquisition	7,963	7,412
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Accretion	0	0
Non-cash changes, Foreign exchange movements and change in estimates	198	(437)
Ending balance	$ 14,391	$ 7,475